UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4075
                                   ------------


                         AXP INTERNATIONAL SERIES, INC.
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               (Exact name of registrant as specified in charter)


         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
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                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:  10/31
                         --------

Date of reporting period:   7/31
                          --------

                               PORTFOLIO HOLDINGS

                                       FOR

                    AXP(R) THREADNEEDLE EUROPEAN EQUITY FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Threadneedle European Equity Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.2%)(c)
Issuer                                         Shares                 Value(a)

Austria (1.2%)

Building Products (0.7%)
Wienerberger                                   16,958                 $785,998

Commercial Banks (0.5%)
Erste Bank der Oesterreichischen
  Sparkassen                                   11,764                  598,968

Belgium (0.5%)

Diversified Telecommunication Services
Belgacom                                       17,758                  627,428

Denmark (1.2%)

Insurance (0.7%)
Topdanmark                                     11,764(b)               851,838

Marine (0.5%)
AP Moller - Maersk                                 60                  584,038

Finland (3.3%)

Communications Equipment (0.5%)
Nokia                                          38,033                  605,500

Electric Utilities (0.9%)
Fortum                                         55,800                1,019,431

Insurance (0.4%)
Sampo Cl A                                     29,600                  452,614

Oil & Gas (1.5%)
Neste Oil                                      65,311(b)             1,815,518

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

France (15.6%)

Automobiles (0.6%)
Renault                                         8,048                 $736,515

Beverages (0.6%)
Pernod-Ricard                                   4,381                  732,924

Commercial Banks (1.5%)
BNP Paribas                                    25,198                1,817,438

Construction & Engineering (1.5%)
VINCI                                          21,524                1,742,117

Diversified Telecommunication Services (1.1%)
France Telecom                                 40,459                1,248,026

Electrical Equipment (0.6%)
Schneider Electric                              8,601                  674,485

Health Care Equipment & Supplies (1.0%)
Essilor Intl                                   16,848                1,221,883

Insurance (1.3%)
AXA                                            55,022                1,501,546

Media (0.6%)
Vivendi Universal                              23,070                  732,513

Office Electronics (0.9%)
Neopost                                        11,416                1,061,334

Oil & Gas (3.7%)
Total                                          17,571                4,393,467

Pharmaceuticals (1.3%)
Sanofi-Aventis                                 17,132                1,478,674

Textiles, Apparel & Luxury Goods (0.9%)
LVMH Moet Hennessy
  Louis Vuitton                                12,134                1,005,824

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Germany (11.4%)

Aerospace & Defense (1.1%)
MTU Aero Engines Holding                       39,752(b)            $1,248,156

Auto Components (1.6%)
Continental                                    26,213                2,033,829

Capital Markets (0.3%)
AWD Holding                                     7,569                  345,049

Chemicals (0.6%)
Bayer                                          20,046                  715,047

Computers & Peripherals (1.0%)
Wincor Nixdorf                                 12,341                1,118,675

Diversified Telecommunication Services (1.3%)
Deutsche Telekom                               74,477                1,473,633

Electric Utilities (1.5%)
E.ON                                           19,799                1,829,090

Health Care Providers & Services (1.1%)
Celesio                                        16,150                1,302,877

Machinery (0.4%)
MAN                                            10,949                  509,243

Pharmaceuticals (0.7%)
Merck & Co                                      9,242                  819,882

Software (0.7%)
SAP                                             4,707                  806,484

Thrifts & Mortgage Finance (1.1%)
Hypo Real Estate Holding                       30,432                1,236,974

See accompanying notes to investments in securities.

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1 -- AXP THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Issuer                                         Shares                 Value(a)

Greece (0.6%)

Commercial Banks
EFG Eurobank Ergasias                          20,320                 $649,945

Ireland (1.7%)

Commercial Banks (0.8%)
Anglo Irish Bank                               70,439                  942,885

Construction Materials (0.6%)
CRH                                            24,013                  679,821

Food Products (0.3%)
IAWS Group                                     25,234                  367,338

Italy (6.9%)

Commercial Banks (0.6%)
Banco Popolare di Verona
  e Novara                                     40,751                  727,453

Diversified Telecommunication Services (1.1%)
FastWeb                                        31,229(b)             1,350,091

Electric Utilities (1.2%)
Enel                                          170,135                1,456,876

Energy Equipment & Services (0.6%)
Saipem                                         50,073                  743,358

Oil & Gas (2.8%)
Eni                                           111,692                3,163,950

Transportation Infrastructure (0.6%)
Autostrade                                     27,534                  693,652

Netherlands (2.5%)

Diversified Financial Services (0.9%)
ING Groep                                      35,120                1,061,430

Food Products (1.1%)
Royal Numico                                   31,026(b)             1,308,036

Media (0.5%)
Reed Elsevier                                  41,609                  566,212

Spain (4.4%)

Commercial Banks (3.7%)
Banco Bilbao Vizcaya
  Argentaria                                   98,186                1,651,822
Banco Santander
  Central Hispano                             214,589                2,650,086
Total                                                                4,301,908

Electric Utilities (0.2%)
Iberdrola                                      10,735                  272,883

Tobacco (0.5%)
Altadis                                        15,202                  640,980

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Sweden (1.9%)

Communications Equipment (0.7%)
Telefonaktiebolaget LM
  Ericsson Cl B                               237,080                 $811,760

Tobacco (1.2%)
Swedish Match                                 118,200                1,478,699

Switzerland (12.8%)

Capital Markets (3.7%)
Credit Suisse Group                            23,517                  983,075
UBS                                            41,061                3,364,509
Total                                                                4,347,584

Chemicals (0.5%)
Syngenta                                        5,931(b)               620,015

Food Products (2.8%)
Nestle                                         12,002                3,294,932

Health Care Equipment & Supplies (1.5%)
Nobel Biocare Holding                           8,636                1,820,360

Pharmaceuticals (4.3%)
Novartis                                       26,716                1,299,519
Roche Holding                                  26,629                3,611,494
Total                                                                4,911,013

United Kingdom (32.2%)

Aerospace & Defense (0.5%)
Rolls-Royce Group                             106,401(b)               624,763

Beverages (0.8%)
SABMiller                                      51,587                  899,299

Commercial Banks (7.0%)
Barclays                                       47,671                  466,253
HBOS                                           64,705                  981,702
HSBC Holdings                                 209,805                3,392,381
Royal Bank of Scotland Group                   57,133                1,697,247
Standard Chartered Bank                        86,194                1,678,896
Total                                                                8,216,479

Food & Staples Retailing (1.3%)
Tesco                                         277,693                1,587,099

Hotels, Restaurants & Leisure (1.9%)
Carnival                                       27,560                1,481,661
Enterprise Inns                                54,527                  782,637
Total                                                                2,264,298

Household Products (0.6%)
Reckitt Benckiser                              24,483                  734,279

Insurance (1.9%)
Britannic Group                                63,548                  697,354
Friends Provident                             280,558                  896,105
Prudential                                     74,099                  697,381
Total                                                                2,290,840

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Internet & Catalog Retail (0.5%)
GUS                                            36,750                 $583,809

Media (0.9%)
T&F Informa                                   153,346                1,046,980

Metals & Mining (1.5%)
BHP Billiton                                   60,337                  857,293
Lonmin                                         43,715                  879,538
Total                                                                1,736,831

Oil & Gas (7.6%)
BG Group                                      144,121                1,190,546
BP                                            362,542                3,987,396
Royal Dutch Shell Cl A                         62,826                1,931,518
Royal Dutch Shell Cl B                         53,054                1,684,053
Total                                                                8,793,513

Pharmaceuticals (2.8%)
AstraZeneca                                    20,653                  933,337
GlaxoSmithKline                               100,698                2,367,975
Total                                                                3,301,312

Tobacco (0.6%)
Gallaher Group                                 48,988                  699,551

Wireless Telecommunication Services (4.3%)
O2                                            527,117(b)             1,290,096
Vodafone Group                              1,440,945                3,711,530
Total                                                                5,001,626

Total Common Stocks
(Cost: $92,065,270)                                               $113,118,878

Preferred Stock (1.8%)(c)
Issuer                                         Shares                 Value(a)

Germany

Porsche                                         2,640               $2,093,142

Total Preferred Stock
(Cost: $1,507,428)                                                  $2,093,142

Short-Term Security (0.9%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Citibank Credit Card Dakota Nts
   08-01-05               3.30%            $1,100,000(d)            $1,099,698

Total Short-Term Security
(Cost: $1,099,798)                                                  $1,099,698

Total Investments in Securities
(Cost: $94,672,496)(e)                                            $116,311,718

See accompanying notes to investments in securities.

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2 -- AXP THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $1,099,698 or 0.9% of net assets.

(e) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $94,672,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $21,993,000
      Unrealized depreciation                                         (354,000)
                                                                      --------
      Net unrealized appreciation                                  $21,639,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

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3 -- AXP THREADNEEDLE EUROPEAN EQUITY FUND -- PORTFOLIO HOLDINGS AT
     JULY 31, 2005

                                                              S-6006-80 D (9/05)

                               PORTFOLIO HOLDINGS

                                       FOR

                     AXP(R) THREADNEEDLE INTERNATIONAL FUND

                                AT JULY 31, 2005

Investments in Securities

AXP Threadneedle International Fund

July 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks (96.6%)(c)
Issuer                                         Shares                 Value(a)

Australia (1.6%)

Metals & Mining (1.2%)
BHP Billiton                                  371,306               $5,474,730
Newcrest Mining                               103,904                1,280,156
Total                                                                6,754,886

Real Estate (0.4%)
Lend Lease                                    223,175                2,203,034

Austria (1.0%)

Building Products (0.5%)
Wienerberger                                   64,311                2,980,796

Commercial Banks (0.5%)
Erste Bank der
  Oesterreichischen Sparkassen                 52,956                2,696,273

Brazil (0.7%)

Metals & Mining
Cia Vale do Rio Doce ADR                      147,600                4,110,660

Canada (0.6%)

Metals & Mining
Cameco                                         66,300                3,114,296

China (0.6%)

Oil & Gas
PetroChina Cl H                             4,072,000                3,635,211

Denmark (1.1%)

Marine
AP Moller - Maersk                                660                6,424,415

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Finland (1.8%)

Communications Equipment (0.3%)
Nokia                                         108,200               $1,722,586

Electric Utilities (0.7%)
Fortum                                        226,400                4,136,185

Oil & Gas (0.8%)
Neste Oil                                     149,814(b)             4,164,537

France (9.5%)

Beverages (0.7%)
Pernod-Ricard                                  22,442                3,754,460

Construction & Engineering (0.7%)
VINCI                                          45,430                3,677,030

Diversified Telecommunication Services (0.5%)
France Telecom                                 88,541                2,731,196

Electrical Equipment (0.8%)
Schneider Electric                             59,769                4,687,050

Health Care Equipment & Supplies (0.9%)
Essilor Intl                                   73,186                5,307,737

Insurance (1.8%)
AXA                                           372,440               10,163,858

Office Electronics (0.8%)
Neopost                                        49,221                4,576,024

Oil & Gas (2.6%)
Total                                          59,257               14,816,667

Pharmaceuticals (0.7%)
Sanofi-Aventis                                 43,660                3,768,324

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Germany (6.1%)

Auto Components (1.0%)
Continental                                    73,781               $5,724,563

Computers & Peripherals (0.7%)
Wincor Nixdorf                                 43,956                3,984,480

Diversified Telecommunication Services (1.0%)
Deutsche Telekom                              279,095                5,522,292

Electric Utilities (1.2%)
E.ON                                           79,872                7,378,815

Health Care Providers & Services (0.8%)
Celesio                                        54,124                4,366,371

Machinery (0.7%)
MAN                                            79,966                3,719,259

Thrifts & Mortgage Finance (0.7%)
Hypo Real Estate Holding                       91,280                3,710,272

Greece (0.6%)

Commercial Banks
EFG Eurobank Ergasias                         106,520                3,407,096

Hong Kong (3.1%)

Real Estate (2.5%)
Cheung Kong Holdings                          246,000                2,644,711
New World Development                       1,642,200                2,186,508
Sun Hung Kai Properties                       405,000                4,166,189
Swire Pacific Cl A                            514,500                4,906,861
Total                                                               13,904,269

Specialty Retail (0.6%)
Esprit Holdings                               441,500                3,281,525

See accompanying notes to investments in securities.

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1 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Issuer                                         Shares                 Value(a)

Hungary (0.6%)

Commercial Banks
OTP Bank                                       89,900               $3,378,755

Ireland (0.8%)

Construction Materials
CRH                                           161,119                4,561,364

Italy (3.7%)

Diversified Telecommunication Services (0.5%)
FastWeb                                        69,028(b)             2,984,217

Energy Equipment & Services (0.6%)
Saipem                                        211,304                3,136,910

Oil & Gas (2.6%)
Eni                                           513,373               14,542,549

Japan (18.7%)

Automobiles (1.8%)
Honda Motor                                    59,000                3,038,109
Toyota Motor                                  191,400                7,236,032
Total                                                               10,274,141

Beverages (0.4%)
Asahi Breweries                               177,400                1,996,505

Building Products (0.4%)
Asahi Glass                                   251,000                2,411,332

Capital Markets (0.4%)
Nomura Holdings                               183,400                2,171,019

Chemicals (0.9%)
Showa Denko                                   653,000                1,641,325
Sumitomo Chemical                             643,000                3,271,624
Total                                                                4,912,949

Commercial Banks (1.9%)
Bank of Yokohama                              442,000                2,496,799
Mitsubishi Tokyo
  Financial Group                                 636                5,299,484
Mizuho Financial Group                            449                2,018,100
Sumitomo Mitsui
  Financial Group                                 224                1,473,085
Total                                                               11,287,468

Commercial Services & Supplies (0.5%)
Toppan Printing                               269,000                2,621,788

Computers & Peripherals (0.2%)
NEC                                           243,000                1,240,595

Construction & Engineering (0.8%)
Nishimatsu Construction                       782,000                2,802,427
Okumura                                       320,000                1,768,079
Total                                                                4,570,506

Consumer Finance (0.5%)
ACOM                                           46,000                2,870,251

Diversified Telecommunication Services (0.4%)
Nippon Telegraph & Telephone                      481                2,104,298

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Electric Utilities (0.3%)
Tokyo Electric Power                           66,400               $1,588,930

Electronic Equipment & Instruments (0.7%)
Hoya                                           13,100                1,611,975
Keyence                                        10,490                2,512,386
Total                                                                4,124,361

Household Durables (1.1%)
Daito Trust Construction                       86,900                3,201,907
Pioneer                                        98,500                1,450,995
Victor Company of Japan                       207,000                1,310,990
Total                                                                5,963,892

Insurance (0.3%)
T&D Holdings                                   41,000                1,938,205

Internet Software & Services (0.4%)
eAccess                                         2,997                2,067,809

IT Services (0.1%)
Net One Systems                                   191                  488,221

Machinery (1.0%)
Amada                                         326,000                2,322,467
Kurita Water Inds.                            137,200                2,171,941
Takuma                                        164,000                1,150,673
Total                                                                5,645,081

Metals & Mining (1.2%)
Mitsui Mining & Smelting                      610,000                2,916,333
Nippon Steel                                  923,000                2,318,462
Nisshin Steel                                 553,000                1,363,148
Total                                                                6,597,943

Multiline Retail (0.4%)
Marui                                         152,500                2,228,850

Office Electronics (0.8%)
Canon                                          67,300                3,310,390
Ricoh                                          65,000                  993,046
Total                                                                4,303,436

Oil & Gas (0.5%)
Nippon Oil                                    447,000                3,052,469

Pharmaceuticals (0.8%)
Astellas Pharma                                60,400                1,962,929
Chugai Pharmaceutical                         151,000                2,553,325
Total                                                                4,516,254

Real Estate (0.8%)
Mitsui Fudosan                                233,000                2,644,270
TOC                                           305,450                1,215,551
Tokyu                                         104,000                  444,578
Total                                                                4,304,399

Software (0.5%)
Nintendo                                       27,500                2,880,523

Specialty Retail (0.5%)
Komeri                                         92,500                2,770,905

Textiles, Apparel & Luxury Goods (0.4%)
ONWARD Kashiyama                              167,000                2,259,363

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Japan (cont.)

Transportation Infrastructure (0.3%)
Mitsubishi Logistics                          158,000               $1,626,042

Wireless Telecommunication Services (0.4%)
NTT DoCoMo                                      1,383                2,171,304

Mexico (0.8%)

Food & Staples Retailing
Wal-Mart de Mexico
  Series V                                    948,952                4,247,127

Netherlands (2.6%)

Diversified Financial Services (1.3%)
ING Groep                                     253,906                7,673,791

Food Products (1.3%)
Royal Numico                                  169,409(b)             7,142,175

Singapore (1.0%)

Commercial Banks (0.5%)
DBS Group Holdings                            278,000                2,682,590

Real Estate (0.5%)
City Developments                             554,000                2,874,930

South Korea (2.6%)

Commercial Banks (1.1%)
Kookmin Bank                                   69,480                3,665,888
Shinhan Financial Group                        91,660                2,765,207
Total                                                                6,431,095

Metals & Mining (0.3%)
POSCO                                           7,492                1,490,456

Semiconductors & Semiconductor Equipment (1.2%)
Samsung Electronics                            12,550                6,879,000

Spain (3.6%)

Commercial Banks (2.7%)
Banco Bilbao Vizcaya
   Argentaria                                 385,082                6,478,387
Banco Santander
  Central Hispano                             716,584                8,849,520
Total                                                               15,327,907

Electric Utilities (0.2%)
Iberdrola                                      35,619                  905,431

IT Services (0.7%)
Indra Sistemas                                191,437                3,797,529

Sweden (1.7%)

Communications Equipment (0.5%)
Telefonaktiebolaget LM
  Ericsson Cl B                               850,877                2,913,394

Tobacco (1.2%)
Swedish Match                                 532,000                6,655,397

See accompanying notes to investments in securities.
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2 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS
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

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

Switzerland (8.8%)

Capital Markets (2.0%)
UBS                                           135,589              $11,110,064

Chemicals (0.9%)
Syngenta                                       47,731(b)             4,989,706

Food Products (1.4%)
Nestle                                         29,690                8,150,851

Health Care Equipment & Supplies (0.8%)
Nobel Biocare Holding                          21,905                4,617,298

Pharmaceuticals (3.3%)
Roche Holding                                 135,312               18,351,361

Textiles, Apparel & Luxury Goods (0.4%)
Swatch Group Cl B                              16,478                2,363,719

Taiwan (1.4%)

Commercial Banks (0.5%)
Chinatrust Financial Holding                2,538,641                2,685,856

Semiconductors & Semiconductor Equipment (0.9%)
Taiwan Semiconductor Mfg                    2,969,083                4,952,590

Thailand (0.3%)

Commercial Banks
  Bangkok Bank                                618,300                1,569,953

United Kingdom (23.4%)

Aerospace & Defense (0.8%)
Rolls-Royce Group                             738,973(b)             4,339,085

Capital Markets (0.6%)
3i Group                                      258,110                3,219,681

Commercial Banks (4.4%)
Barclays                                      452,517                4,425,903
HSBC Holdings                                 385,007                6,225,260
Royal Bank of Scotland Group                   94,251                2,799,909
Standard Chartered Bank                       618,261               12,042,554
Total                                                               25,493,626

Common Stocks (continued)
Issuer                                         Shares                 Value(a)

United Kingdom (cont.)

Food & Staples Retailing (2.7%)
Tesco                                       1,911,763              $10,926,303
Wm Morrison Supermarkets                    1,264,680                4,218,913
Total                                                               15,145,216

Hotels, Restaurants & Leisure (1.7%)
Carnival                                      112,191                6,031,531
Enterprise Inns                               260,877                3,744,420
Total                                                                9,775,951

Household Products (0.9%)
Reckitt Benckiser                             160,762                4,821,472

Insurance (2.7%)
Britannic Group                               344,126                3,776,320
Friends Provident                             384,045                1,226,642
Prudential                                  1,070,113               10,071,349
Total                                                               15,074,311

Metals & Mining (0.6%)
Xstrata                                       149,650                3,179,383

Oil & Gas (4.1%)
BG Group                                      932,225                7,700,868
BP                                            634,441                6,977,862
Royal Dutch Shell Cl A                        239,342                7,358,316
Royal Dutch Shell Cl B                         34,926                1,108,629
Total                                                               23,145,675

Pharmaceuticals (1.7%)
GlaxoSmithKline                               407,558                9,583,976

Semiconductors & Semiconductor Equipment (0.6%)
ARM Holdings                                1,510,128                3,139,645

Wireless Telecommunication Services (2.6%)
O2                                          1,603,552(b)             3,924,624
Vodafone Group                              4,193,202               10,800,687
Total                                                               14,725,311

Total Common Stocks
(Cost: $472,719,434)                                              $543,472,353

Preferred Stock & Other (1.3%)(c)
Issuer                                         Shares                 Value(a)

Germany
Porsche                                         8,802               $6,978,724

Singapore
City Development
  Warrants                                     55,400(b,d)             208,095

Total Preferred Stock & Other
(Cost: $5,199,666)                                                  $7,186,819

Short-Term Security (0.7%)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

Commercial Paper
Charta LLC
   08-01-05               3.30%            $3,900,000(e)            $3,898,928

Total Short-Term Security
(Cost: $3,899,285)                                                  $3,898,928

Total Investments in Securities
(Cost: $481,818,385)(f)                                           $554,558,100

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
3 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated April 30, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at July 31, 2005, is as follows:

      Security                         Acquisition                Cost
                                          date

      City Development
      Warrants                          05-04-04                   $--

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the value of these securities amounted to $3,898,928 or 0.7% of net assets.

(f) At July 31, 2005, the cost of securities for federal income tax purposes was approximately $481,818,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $80,688,000
      Unrealized depreciation                                       (7,948,000)
                                                                    ----------
      Net unrealized appreciation                                  $72,740,000
                                                                   -----------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.ameriprise.com.

--------------------------------------------------------------------------------
4 -- AXP THREADNEEDLE INTERNATIONAL FUND -- PORTFOLIO HOLDINGS
     AT JULY 31, 2005

                                                              S-6140-80 D (9/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 27, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 27, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 27, 2005